Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other financial liabilities - current [Member]
Statement [line items]
Summary of Other Financial Liabilities
Other current financial liabilities consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	592.5	Rs.	44,833.8	Rs.	42,436.5
Interest accrued but not due		169.9		12,855.3		10,595.8
Lease liabilities ( r efer note 14)		107.6		8,141.8		173.0
Derivative financial instruments		565.7		42,805.9		47,425.3
Unclaimed matured fixed deposits		0.1		6.0		73.4
Others		55.6		4,210.4		2,965.2

Total	US$	1,491.4	Rs.	112,853.2	Rs.	103,669.2

Other financial liabilities - non-current [Member]
Statement [line items]
Summary of Other Financial Liabilities
Other financial liabilities
non-current
consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Lease liabilities ( r efer note 14)	US$	682.3	Rs.	51,629.4	Rs.	1,561.7
Derivative financial instruments		430.3		32,558.8		26,624.4
Liability towards employee separation scheme		10.0		758.3		791.0
Retention money, security deposits and others		69.6		5,267.7		511.7

Total	US$	1,192.2	Rs.	90,214.2	Rs.	29,488.8